UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

[LOGO]

CB CORE EQUITY FUND

ANNUAL REPORT                                                   OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                                INVESTMENT ADVISER:
                                                CB INVESTMENT MANAGERS, LLC

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Management Discussion of Fund Performance ................................    1

Schedule of Investments ..................................................    3

Statement of Assets & Liabilities ........................................    6

Statement of Operations ..................................................    7

Statement of Changes in Net Assets .......................................    8

Financial Highlights .....................................................    9

Notes to Financial Statements ............................................   10

Report of Independent Registered Public Accounting Firm ..................   16

Disclosure of Fund Expenses ..............................................   17

Trustees and Officers of The Advisors' Inner Circle Fund .................   20

Notice to Shareholders ...................................................   28

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

Dear Shareholder:

Our Fund was up 14.91% for the twelve months ending on October 31, 2007, outperforming the Standard & Poor 500 Index which was up 14.56% for the same time period. This is a solid step in the right direction.

Through the year we have focused on restructuring the portfolio to represent a more blended approach than was seen over the last two years. Our method of selection did not change, just the focus on sector allocation and the addition of value oriented stocks as appropriate. While the changes were small and in keeping with the stated objective of the Fund, the blended approach has allowed better control of the volatility with the added positive of better diversification of the overall portfolio.

Our methodology focuses on the selection of companies characterized by strong earnings growth and relatively low valuations. We strive to own companies whose earnings and price have positive trends and avoid those companies on the decline. While we own companies across the ten economic sectors, we focus on the sectors that are relatively more attractive given current market and economic conditions.

The majority of the added return for the period stems from three sectors. Value was added in the Industrial sector, the Energy sector and the Telephone Utility sector. The added return from Industrials comes from both an overweight sector allocation and stock selection. From the Energy sector the added value came from security selection. As to Telephone Utilities, our stock selection provided returns more than double that of the sector as a whole. The remaining sectors performed generally in line with the overall markets.

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                     ----------------------------------
                        AVERAGE ANNUAL TOTAL RETURN*
                     FOR PERIODS ENDED OCTOBER 31, 2007
                     ----------------------------------
                                Annualized   Annualized
                     One Year    5 Year+      10 Year+
                      Return      Return       Return
                     ----------------------------------
                      14.91%      11.96%        7.38%
                     ----------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              CB CORE EQUITY FUND    S&P 500 INDEX
10/31/97      $10,000                $10,000
1998           11,675                 12,199
1999           15,430                 15,330
2000           17,110                 16,264
2001           12,778                 12,214
2002           11,587                 10,369
2003           13,700                 12,525
2004           14,600                 13,705
2005           16,354                 14,900
2006           17,737                 17,335
2007           20,382                 19,859

             Periods ended on October 31st

* If the Adviser and/or Fund's service providers had not limited certain expenses, the Fund's total return would have been lower.

+ For periods prior to May 20, 2003, when the Fund began operating, the performance quoted reflects performance of the Advisors' similarly managed collective investment fund and common trust fund, adjusted to reflect the Fund's fees and expenses. The collective investment fund and common trust fund were not registered mutual funds and therefore were not subject to certain investment and tax restrictions which may have adversely affected performance.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

     THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
           PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

    S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC STOCK MARKET THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR
                                   INDUSTRIES.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Industrials                                                                18.1%
Financials                                                                 16.9%
Information Technology                                                     15.4%
Energy                                                                     13.7%
Health Care                                                                11.4%
Consumer Discretionary                                                      9.2%
Consumer Staples                                                            4.1%
Utilities                                                                   4.1%
Materials                                                                   3.0%
Short-Term Investments                                                      2.1%
Telecommunication Services                                                  2.0%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.9%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   -------------
CONSUMER DISCRETIONARY -- 9.2%
   Harley Davidson .................................      23,000   $   1,184,500
   Lowe's ..........................................      35,640         958,360
   Nike, Cl B ......................................      21,600       1,431,216
   Target ..........................................      17,304       1,061,773
                                                                   -------------
                                                                       4,635,849
                                                                   -------------
CONSUMER STAPLES -- 4.1%
   PepsiCo .........................................      17,642       1,300,568
   Procter & Gamble ................................      11,087         770,768
                                                                   -------------
                                                                       2,071,336
                                                                   -------------
ENERGY -- 13.7%
   BJ Services .....................................      22,000         554,180
   Chevron .........................................       8,194         749,833
   ConocoPhillips ..................................      15,378       1,306,515
   Noble Energy ....................................      22,495       1,721,767
   Tidewater .......................................      23,000       1,257,410
   Weatherford International * .....................      20,000       1,298,200
                                                                   -------------
                                                                       6,887,905
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   -------------
FINANCIALS -- 16.9%
   American Express ................................      16,993   $   1,035,723
   Bank of America .................................      15,950         770,066
   Capital One Financial ...........................      11,245         737,560
   Citigroup .......................................      24,983       1,046,788
   Franklin Resources ..............................      11,201       1,452,546
   Goldman Sachs Group .............................       4,710       1,167,703
   MetLife .........................................      20,800       1,432,080
   Wells Fargo .....................................      25,440         865,214
                                                                   -------------
                                                                       8,507,680
                                                                   -------------
HEALTH CARE -- 11.4%
   Abbott Laboratories .............................      16,340         892,491
   Genzyme * .......................................      20,000       1,519,400
   Medco Health Solutions * ........................      11,000       1,038,180
   Schering Plough .................................      27,275         832,433
   Stryker .........................................      20,544       1,458,624
                                                                   -------------
                                                                       5,741,128
                                                                   -------------
INDUSTRIALS -- 18.1%
   Burlington Northern Santa Fe ....................      13,596       1,184,891
   Caterpillar .....................................      10,100         753,561
   Cummins .........................................      16,790       2,014,128
   General Electric ................................      29,903       1,230,808
   L 3 Communications Holdings, Cl 3 ...............      11,764       1,289,805
   Lockheed Martin .................................      12,675       1,394,757
   Parker Hannifin .................................      15,000       1,205,550
                                                                   -------------
                                                                       9,073,500
                                                                   -------------
INFORMATION TECHNOLOGY -- 15.4%
   Accenture, Cl A .................................      38,500       1,503,425
   Apple * .........................................       7,570       1,437,921
   Cognizant Technology Solutions, Cl A * ..........      31,600       1,310,136
   Corning .........................................      44,440       1,078,559
   Microsoft .......................................      19,223         707,599
   Oracle * ........................................      52,600       1,166,142
   Qualcomm ........................................      12,985         554,849
                                                                   -------------
                                                                       7,758,631
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   -------------
MATERIALS -- 3.0%
   Nucor ...........................................       9,280   $     575,546
   Praxair .........................................      10,680         912,926
                                                                   -------------
                                                                       1,488,472
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.0%
   AT&T ............................................      24,000       1,002,960
                                                                   -------------
UTILITIES -- 4.1%
   Exelon ..........................................      12,800       1,059,584
   PPL .............................................      19,195         992,382
                                                                   -------------
                                                                       2,051,966
                                                                   -------------
   TOTAL COMMON STOCK
     (Cost $36,552,744) ............................                  49,219,427
                                                                   -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.1%
--------------------------------------------------------------------------------

   HighMark Diversified Money Market Fund, 4.85% (A)
     (Cost $1,075,505) .............................   1,075,505       1,075,505
                                                                   -------------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $37,628,249) ............................               $  50,294,932
                                                                   =============

      PERCENTAGES ARE BASED ON NET ASSETS OF $50,275,953.

*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7 DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.

CL    CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments at Value (Cost $37,628,249) ................................................   $   50,294,932
Dividends Receivable ...................................................................           57,929
Prepaid Expenses .......................................................................            1,007
                                                                                           --------------
   TOTAL ASSETS ........................................................................       50,353,868
                                                                                           --------------
LIABILITIES:
Payable due to Investment Adviser ......................................................           17,746
Payable due to Administrator ...........................................................            8,548
Chief Compliance Officer Fees Payable ..................................................            2,264
Payable due to Trustees ................................................................            2,027
Other Accrued Expenses .................................................................           47,330
                                                                                           --------------
   TOTAL LIABILITIES ...................................................................           77,915
                                                                                           --------------
NET ASSETS .............................................................................   $   50,275,953
                                                                                           ==============
NET ASSETS CONSIST OF:
Paid-in Capital ........................................................................   $   32,336,429
Undistributed Net Investment Income ....................................................           13,561
Accumulated Net Realized Gain on Investments ...........................................        5,259,280
Net Unrealized Appreciation on Investments .............................................       12,666,683
                                                                                           --------------
NET ASSETS .............................................................................   $   50,275,953
                                                                                           ==============
Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value) ............................................        3,403,694
                                                                                           --------------
NET ASSET VALUE, Offering and Redemption Price Per Share ...............................   $        14.77
                                                                                           ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ..............................................................................   $      886,331
                                                                                           --------------
EXPENSES
Investment Advisory Fees ...............................................................          426,312
Administration Fees ....................................................................          106,579
Chief Compliance Officer Fees. .........................................................            9,789
Trustees' Fees .........................................................................            8,340
Professional Fees ......................................................................           51,423
Transfer Agent Fees ....................................................................           27,340
Printing Fees ..........................................................................           24,544
Custodian Fees .........................................................................            8,459
Registration and Filing Fees ...........................................................            1,116
Insurance and Other Fees ...............................................................            8,191
                                                                                           --------------
   TOTAL EXPENSES ......................................................................          672,093
Less: Investment Advisory Fee Waiver ...................................................         (171,173)
                                                                                           --------------
NET EXPENSES ...........................................................................          500,920
                                                                                           --------------
NET INVESTMENT INCOME ..................................................................          385,411
                                                                                           --------------
NET REALIZED GAIN ON INVESTMENTS .......................................................        5,259,361
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS ....................        1,769,000
                                                                                           --------------
NET GAIN ON INVESTMENTS ................................................................        7,028,361
                                                                                           --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................   $    7,413,772
                                                                                           ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           YEAR ENDED      YEAR ENDED
                                                                           OCTOBER 31,     OCTOBER 31,
                                                                              2007            2006
                                                                         -------------   -------------
OPERATIONS:
   Net Investment Income .............................................   $     385,411   $     415,627
   Net Realized Gain on Investments. .................................       5,259,361       1,357,004
   Net Change in Unrealized Appreciation on
     Investments .....................................................       1,769,000       2,520,377
                                                                         -------------   -------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ......................................................       7,413,772       4,293,008
                                                                         -------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................................        (386,024)       (403,077)
   Net Realized Gain .................................................      (1,356,873)     (1,965,477)
                                                                         -------------   -------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ...............................      (1,742,897)     (2,368,554)
                                                                         -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................       6,236,681       9,049,271
   Reinvestment of Distributions .....................................       1,403,552       1,844,809
   Redeemed ..........................................................     (20,354,491)     (5,849,914)
                                                                         -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ..............................................     (12,714,258)      5,044,166
                                                                         -------------   -------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      (7,043,383)      6,968,620
                                                                         -------------   -------------
NET ASSETS:
   Beginning of Period ...............................................      57,319,336      50,350,716
                                                                         -------------   -------------
   End of Period (including undistributed net
     investment income of $13,561 and $14,174, respectively)..........   $  50,275,953   $  57,319,336
                                                                         =============   =============
SHARE TRANSACTIONS:
   Issued ............................................................         455,976         690,101
   Reinvestment of Distributions .....................................         105,125         142,623
   Redeemed ..........................................................      (1,478,962)       (446,703)
                                                                         -------------   -------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..............................................        (917,861)        386,021
                                                                         =============   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           YEAR           YEAR           YEAR            YEAR       MAY 20, 2003*
                                                           ENDED          ENDED          ENDED           ENDED           TO
                                                        OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                                           2007           2006           2005             2004          2003
                                                        -----------    -----------    -----------     -----------   ------------
Net Asset Value, Beginning of Period ................   $     13.26    $     12.79    $     12.25     $     11.54   $      10.00
                                                        -----------    -----------    -----------     -----------   ------------
Income from Operations
   Net Investment Income ............................          0.10(1)        0.10(1)        0.09**(1)       0.04           0.02
   Net Realized and Unrealized Gain .................          1.83           0.97           1.34            0.72           1.54
                                                        -----------    -----------    -----------     -----------   ------------
   Total from Operations ............................          1.93           1.07           1.43            0.76           1.56
                                                        -----------    -----------    -----------     -----------   ------------
Dividends and Distributions:
   Net Investment Income ............................         (0.10)         (0.10)         (0.09)          (0.05)         (0.02)
   Net Realized Gain ................................         (0.32)         (0.50)         (0.80)             --             --
                                                        -----------    -----------    -----------     -----------   ------------
Total Dividends and Distributions ...................         (0.42)         (0.60)         (0.89)          (0.05)         (0.02)
                                                        -----------    -----------    -----------     -----------   ------------
Net Asset Value, End of Period ......................   $     14.77    $     13.26    $     12.79     $     12.25   $      11.54
                                                        ===========    ===========    ===========     ===========   ============
TOTAL RETURN+ .......................................         14.91%          8.46%         12.01%           6.57%         15.57%
                                                        ===========    ===========    ===========     ===========   ============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...............   $    50,276    $    57,319    $    50,351     $    44,294   $     37,886
Ratio of Expenses to Average Net Assets .............          0.94%          0.94%          0.94%           0.94%          0.94%++
Ratio of Expenses to Average Net Assets (excluding
   waivers) .........................................          1.26%          1.26%          1.26%           1.26%          1.60%++
Ratio of Net Investment Income to Average Net
   Assets ...........................................          0.72%          0.77%          0.70%**         0.35%          0.51%++
Portfolio Turnover Rate .............................            53%            34%            39%             88%            31%

 *    COMMENCEMENT OF OPERATIONS.

** NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.03 AND 0.25%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.

 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++    ANNUALIZED

(1)   PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE SHARES OUTSTANDING.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies with market capitalizations of more than $1 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

Effective March 7, 2007, the CB Core Equity Fund is closed to investments by new and existing shareholders, other than additional investments by shareholders currently enrolled in automatic investment programs or through retirement accounts.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

      agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

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                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.20% of the Fund's average daily net assets. The minimum fee is $100,000, and shall be increased by $15,000 for each additional class after the first class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor received no fees under the agreement.

Citigroup Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by CB Investment Managers, LLC (the "Adviser").

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

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                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

5.    INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of the Fund's average daily net assets.

6.    INVESTMENT TRANSACTIONS:

For the year ended October 31, 2007, the Fund made purchases of $26,913,554 and sales of $36,335,958 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2007.

The tax character of all dividends paid during the years ended October 31, 2007 and 2006, was as follows:

                                      ORDINARY       LONG-TERM
                                       INCOME      CAPITAL GAIN        TOTAL
                                     ---------     ------------     -----------
2007                                 $ 386,024      $ 1,356,873     $ 1,742,897
2006                                 $ 439,893      $ 1,928,661     $ 2,368,554

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                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                                      $     18,040
Undistributed Long-Term Capital Gain                                  5,259,280
Unrealized Appreciation                                              12,666,683
Other Temporary Differences                                              (4,479)
                                                                   ------------
Total Distributable Earnings                                       $ 17,939,524
                                                                   ============

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at October 31, 2007, were as follows:

                       AGGREGATE GROSS   AGGREGATE GROSS
         FEDERAL TAX      UNREALIZED        UNREALIZED     NET UNREALIZED
            COST         APPRECIATION      DEPRECIATION     APPRECIATION
        ------------   ---------------   ---------------   --------------
        $ 37,628,249     $ 13,228,979      ($ 562,296)      $ 12,666,683

8.    OTHER:

At October 31, 2007, 99% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.    ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
CB Core Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the CB Core Equity Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2005 and the period from May 20, 2003 (commencement of operations) through October 31, 2003 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CB Core Equity Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007


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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

      comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                  BEGINNING     ENDING                  EXPENSES
                                   ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                    VALUE        VALUE       EXPENSE     DURING
                                  05/01/07     10/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN               $ 1,000.00   $ 1,064.50      0.94%      $ 4.89
HYPOTHETICAL 5% RETURN             1,000.00     1,020.47      0.94         4.79
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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                          PAGE INTENTIONALLY LEFT BLANK

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested"

                                                                  TERM OF
                                        POSITION(S)              OFFICE AND
   NAME, ADDRESS,                        HELD WITH               LENGTH OF
       AGE 1                             THE TRUST             TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                         Chairman              (Since 1991)
61 yrs. old                            of the Board
                                        of Trustees

-------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-637-6884. The following chart lists Trustees and Officers as of November 15, 2007.

                                  NUMBER OF
                                 PORTFOLIOS
                              IN THE ADVISORS'
                              INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------
SEI employee 1974-present.           36          Trustee of The Advisors' Inner
Currently performs various                       Circle Fund II, Bishop Street
services on behalf of SEI                        Funds, SEI Asset Allocation
Investments for which Mr.                        Trust, SEI Daily Income Trust,
Nesher is compensated.                           SEI Index Funds. SEI
Executive Vice President of                      Institutional International
SEI Investments, 1986-1994.                      Trust, SEI Institutional
Director and Executive Vice                      Investments Trust, SEI
President of the                                 Institutional Managed Trust,
Administrator and the                            SEI Liquid Asset Trust, SEI Tax
Distributor, 1981-1994.                          Exempt Trust, SEI Opportunity
                                                 Master Fund, L.P., SEI
                                                 Opportunity Fund, L.P., SEI
                                                 Global Master Fund, PLC, SEI
                                                 Global Assets Fund, PLC, SEI
                                                 Global Investments Fund, PLC,
                                                 SEI Investments Global,
                                                 Limited, SEI Investments Global
                                                 Fund Services Limited, SEI
                                                 Investments (Europe) Ltd., SEI
                                                 Investments-Unit Trust
                                                 Management (UK) Limited, and
                                                 SEI Global Nominee Ltd.
--------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TERM OF
                                        POSITION(S)             OFFICE AND
   NAME, ADDRESS,                        HELD WITH               LENGTH OF
       AGE 1                             THE TRUST             TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M. DORAN                          Trustee               (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                           Trustee               (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

                                  NUMBER OF
                                 PORTFOLIOS
                              IN THE ADVISORS'
                              INNER CIRCLE FUND
 PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
   DURING PAST 5 YEARS             MEMBER             HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------

Self Employed Consultant              36         Director of SEI Investments
since 2003. Partner,                             Company and SEI Investments
Morgan, Lewis & Bockius LLP                      Distribution Co., SEI
(law firm) from 1976-2003,                       Investments-Global Fund
counsel to the Trust, SEI                        Services, Limited, SEI
Investments, the                                 Investments Global Limited, SEI
Administrator and the                            Investments (Europe), Limited,
Distributor. Director of                         SEI Investments (Asia) Limited,
SEI Investments since 1974;                      SEI Asset Korea Co., Ltd.
Secretary of SEI                                 Trustee of The Advisors' Inner
Investments since 1978.                          Circle Fund II, SEI
                                                 Investments, Bishop Street
                                                 Funds, SEI Asset Allocation
                                                 Trust, SEI Daily Income Trust,
                                                 SEI Index Funds, SEI
                                                 Institutional International
                                                 Trust, SEI Institutional
                                                 Investments Trust, SEI
                                                 Institutional Managed Trust,
                                                 SEI Liquid Asset Trust and SEI
                                                 Tax Exempt Trust.
--------------------------------------------------------------------------------

Attorney, Solo Practitioner           36         Trustee of The Advisors' Inner
since 1994. Partner,                             Circle Fund II, Bishop Street
Dechert, September 1987-                         Funds, SEI Asset Allocation
December 1993.                                   Trust, SEI Daily Income Trust,
                                                 SEI Index Funds, SEI
                                                 Institutional International
                                                 Trust, SEI Institutional
                                                 Investments Trust, SEI
                                                 Institutional Managed Trust,
                                                 SEI Liquid Asset Trust and SEI
                                                 Tax Exempt Trust, and the U.S.
                                                 Charitable Gift Trust.
--------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                TERM OF
                                       POSITION(S)             OFFICE AND
   NAME, ADDRESS,                      HELD WITH               LENGTH OF
       AGE 1                           THE TRUST             TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.                   Trustee              (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                        Trustee              (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                        Trustee              (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                       Trustee              (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA                        President            (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

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--------------------------------------------------------------------------------

                                  NUMBER OF
                                 PORTFOLIOS
                              IN THE ADVISORS'
                              INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS            MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------
Chief Executive Officer,              36         Trustee, State Street
Newfound Consultants, Inc.                       Navigator Securities Lending
since April 1997. General                        Trust, since 1995. Trustee of
Partner, Teton Partners,                         The Fulcrum Trust. Trustee of
L.P., June 1991-December                         the Advisors' Inner Circle
1996; Chief Financial                            Fund II, Bishop Street Funds,
Officer, Nobel Partners,                         SEI Asset Allocation Trust,
L.P., March 1991-December                        SEI Daily Income Trust, SEI
1996; Treasurer and Clerk,                       Index Funds, SEI Institutional
Peak Asset Management.                           International Trust, SEI
Inc., since 1991.                                Institutional Investments
                                                 Trust, SEI Institutional
                                                 Managed Trust, SEI Liquid
                                                 Asset Trust, SEI Tax Exempt
                                                 Trust, SEI Opportunity Master
                                                 Fund, L.P., and SEI
                                                 Opportunity Fund, L.P.
--------------------------------------------------------------------------------
Self-Employed Legal and               36         Trustee of The Advisors' Inner
Financial Services                               Circle Fund II and Bishop
Consultant since 2003.                           Street Funds.
State Street Bank Global
Securities and Cash
Operations from 1995 to
2003.
--------------------------------------------------------------------------------
Self-Employed Business                36         Director, Crown Pacific, Inc.
Consultant, Business                             Trustee of The Advisors' Inner
Project Inc. since 1997.                         Circle Fund II and Bishop
CEO and President, United                        Street Funds.
Grocers Inc. from 1997 to
2000.

--------------------------------------------------------------------------------
Retired.                              36         Director, Federal Agricultural
                                                 Mortgage Corporation. Trustee
                                                 of The Advisors' Inner Circle
                                                 Fund II and Bishop Street
                                                 Funds.
--------------------------------------------------------------------------------
Senior Operations Officer,           N/A                       N/A
SEI Investments, Fund
Accounting and
Administration (1996-
present); Assistant Chief
Accountant for the U.S.
Securities and Exchange
Commission's Division of
Investment Management
(1993-1996).
--------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                         POSITION(S)               OFFICE AND
   NAME, ADDRESS,                         HELD WITH                 LENGTH OF
        AGE 1                             THE TRUST                TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
MICHAEL LAWSON                         Controller and              (Since 2005)
47 yrs. old                        Chief Financial Officer
--------------------------------------------------------------------------------
RUSSELL EMERY                         Chief Compliance             (Since 2006)
44 yrs. old                                Officer
--------------------------------------------------------------------------------
CAROLYN F. MEAD                        Vice President              (Since 2007)
50 yrs. old                             and Secretary
--------------------------------------------------------------------------------
JAMES NDIAYE                           Vice President              (Since 2004)
39 yrs. old                        and Assistant Secretary
--------------------------------------------------------------------------------
TIMOTHY D. BARTO                  Assistant Vice President         (Since 2000)
39 yrs. old                        and Assistant Secretary
--------------------------------------------------------------------------------
SOFIA ROSALA                      Assistant Vice President         (Since 2006)
33 yrs. old                        and Assistant Secretary
--------------------------------------------------------------------------------
JOSEPH M. GALLO                        Vice President              (Since 2007)
34 yrs. old                             and Secretary
--------------------------------------------------------------------------------
NICOLE WELCH                             AML Officer               (Since 2005)
30 yrs. old
--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

                                         NUMBER OF
                                         PORTFOLIOS
                                     IN THE ADVISORS'
                                     INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS               MEMBER            HELD BY BOARD MEMBER
--------------------------------------------------------------------------------

Director, SEI Investments, Fund             N/A                    N/A
Accounting since July 2005.
Manager, SEI Investments AVP from
April 1995 to February 1998 and
November 1998 to July 2005.
--------------------------------------------------------------------------------
Director of Investment Product              N/A                    N/A
Management and Development at SEI
Investments since February 2003.
Senior Investment Analyst, Equity
team at SEI Investments from March
2000 to February 2003.
--------------------------------------------------------------------------------
Corporate counsel of SEI since              N/A                    N/A
2007; Associate, Stradley, Ronon,
Stevens & Young 2004-2007; Counsel,
ING Variable Annuities, 1999-2002.
--------------------------------------------------------------------------------
Employed by SEI Investments Company         N/A                    N/A
since 2004. Vice President,
Deutsche Asset Management from
2003-2004. Associate, Morgan, Lewis
& Bockius LLP from 2000- 2003.
Counsel, Assistant Vice President,
ING Variable Annuities Group from
1999-2000.
--------------------------------------------------------------------------------
General Counsel, Vice President and         N/A                    N/A
Assistant Secretary of SEI
Investments Global Funds Services
since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate,
Richter, Miller & Finn (law firm)
from 1994-1997.
--------------------------------------------------------------------------------
Vice President and Assistant                N/A                    N/A
Secretary of SEI Investments
Management Corp. and SEI Global
Funds Services since 2005.
Compliance Officer of SEI
Investments from 2001-2004. Account
and Product Consultant SEI Private
Trust Company, 1998-2001.
--------------------------------------------------------------------------------
Corporate counsel of SEI since              N/A                    N/A
2007; Associate Counsel, ICMA
Retirement Corporation 2004- 2007;
Federal Investigator, U.S.
Department of Labor 2002-2004; U.S.
Securities and Exchange Commission
- Division of Investment
Management, 2003.
--------------------------------------------------------------------------------
Assistant Vice President and AML            N/A                    N/A
Compliance Officer of SEI
Investments since January 2005.
Compliance Analyst at TD Waterhouse
from January 2004 to November 2004.
Senior Compliance Analyst at UBS
Financial Services from October
2002 to January 2004. Knowledge
Management Analyst at
PricewaterhouseCoopers Consulting
from September 2000 to October
2002.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year:

                                                   DIVIDENDS
                                                 QUALIFYING FOR
                                                   CORPORATE
  LONG-TERM        ORDINARY                        DIVIDENDS        QUALIFYING
CAPITAL GAIN        INCOME          TOTAL          RECEIVABLE        DIVIDEND
DISTRIBUTION     DISTRIBUTION    DISTRIBUTION     DEDUCTION (1)     INCOME (2)
------------     ------------    ------------    --------------     -----------
   77.85%           22.15%         100.00%           100.00%          100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

                               CB CORE EQUITY FUND
                                 P.O. Box 182218
                               Columbus, OH 43218
                                 1-800-637-6884

                                    ADVISER:
                           CB Investment Managers, LLC
                              300 West Vine Street
                               Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund described.

CBT-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.